Variable Interest Entity - Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 36,571	$ 75,765	$ 17,354	$ 19,655
Trade receivables	150,074	100,456
Accrued contract receivables	132,957	98,203
Consideration receivable from Starcapital - current	0
Prepayments	12,733	22,664
Other receivables and current assets	12,353	26,638
Total current assets	344,688	323,726
Property and equipment, net	13,073	5,922
Intangible assets, net	93,982	91,192
Intercompany Receivable, Non-Current	0
Goodwill	70,498	52,956	18,451
Other assets	14,782	7,735
Total assets	537,023	481,531
Current liabilities:
Accounts payable	37,786	41,565
Accrued liabilities	97,374	49,621
Consideration payable to Velti - current	0
Deferred revenue and current portion of deferred government grant	12,626	6,217
Current portion of acquisition related liabilities	33,352	26,900
Current portion of long-term debt and short-term financings	851	2,881
Income tax liabilities	9,953	9,883
Total current liabilities	191,942	137,067
Long-term debt	27,342	6,859
Deferred government grant - non-current	1,297	3,162
Acquisition related liabilities - non-current	2,221	18,772
Consideration payable to Velti - non-current	0
Other non-current liabilities	21,703	18,180
Total liabilities	244,505	184,040
Total Velti shareholders' equity	292,394	297,407
Non-controlling interests and variable interest entities	124	84
Total equity	292,518	297,491	36,269	46,936
Total liabilities and shareholders' equity	537,023	481,531
Starcapital [Member]
Current assets:
Cash and cash equivalents	1,146
Trade receivables	12,399
Accrued contract receivables	8,780
Consideration receivable from Starcapital - current	0
Prepayments	0
Other receivables and current assets	1,327
Total current assets	23,652
Property and equipment, net	210
Intangible assets, net	2,857
Intercompany Receivable, Non-Current	0
Goodwill	0
Other assets	1,511
Total assets	28,230
Current liabilities:
Accounts payable	704
Accrued liabilities	452
Consideration payable to Velti - current	4,378
Deferred revenue and current portion of deferred government grant	727
Current portion of acquisition related liabilities	0
Current portion of long-term debt and short-term financings	0
Income tax liabilities	883
Total current liabilities	7,144
Long-term debt	0
Deferred government grant - non-current	0
Acquisition related liabilities - non-current	0
Consideration payable to Velti - non-current	16,187
Other non-current liabilities	4,772
Total liabilities	28,103
Total Velti shareholders' equity	3
Non-controlling interests and variable interest entities	124
Total equity	127
Total liabilities and shareholders' equity	28,230
Velti [Member]
Current assets:
Cash and cash equivalents	35,425
Trade receivables	137,675
Accrued contract receivables	124,177
Consideration receivable from Starcapital - current	4,378
Prepayments	12,733
Other receivables and current assets	11,026
Total current assets	325,414
Property and equipment, net	12,863
Intangible assets, net	91,125
Intercompany Receivable, Non-Current	16,187
Goodwill	70,498
Other assets	13,271
Total assets	529,358
Current liabilities:
Accounts payable	37,082
Accrued liabilities	96,922
Consideration payable to Velti - current	0
Deferred revenue and current portion of deferred government grant	11,899
Current portion of acquisition related liabilities	33,352
Current portion of long-term debt and short-term financings	851
Income tax liabilities	9,070
Total current liabilities	189,176
Long-term debt	27,342
Deferred government grant - non-current	1,297
Acquisition related liabilities - non-current	2,221
Consideration payable to Velti - non-current	0
Other non-current liabilities	16,931
Total liabilities	236,967
Total Velti shareholders' equity	292,391
Non-controlling interests and variable interest entities	0
Total equity	292,391
Total liabilities and shareholders' equity	$ 529,358